PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of March 31, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Apparel
400,000	Coach Inc.	4.0%	19,996,000

	Chemicals
300,000	Calgon Carbon Corp. θ	1.1%	5,430,000

	Communications Equipment
240,000	QUALCOMM Inc.	3.2%	16,068,000

	Electronic Components
1,100,000	Corning Inc.	2.9%	14,663,000

	Financial Services
390,000	Capital One Financial Corp.		21,430,500
1,100,000	Charles Schwab Corp.		19,459,000
720,000	First Horizon National Corp.		7,689,600
225,000	JPMorgan Chase & Co.		10,678,500
650,000	TCF Financial Corp.		9,724,000
450,000	Wells Fargo & Co.		16,645,500
		17.1%	85,627,100
	Food Products
75,000	Mondelez International Inc.		2,295,750
125,000	PepsiCo Inc.		9,888,750
		2.5%	12,184,500
	Health Care Services
125,000	Express Scripts Holding Co. θ	1.4%	7,206,250

	Home Builders
500,000	DR Horton Inc.		12,150,000
800,000	PulteGroup Inc. θ		16,192,000
240,000	Toll Brothers Inc. θ		8,217,600
		7.2%	36,559,600
	Insurance
120,000	Cigna Corp.	1.5%	7,484,400

	Machinery
65,000	Deere & Co.	1.1%	5,588,700

	Media
200,000	Scripps Networks Interactive Inc.	2.6%	12,868,000

	Natural Gas
200,000	MDU Resources Group Inc.	1.0%	4,998,000

	Networking Products
700,000	Cisco Systems Inc.		14,637,000
1,625,000	Riverbed Technology Inc. θ		24,228,750
		7.7%	38,865,750
	Oil & Gas
800,000	W&T Offshore Inc.	2.3%	11,360,000

	Pharmaceuticals
100,000	Novartis AG (ADR)	1.4%	7,124,000

	Professional Services
310,000	Insperity Inc.	1.8%	8,794,700

	Retail
150,000	Target Corp.	2.1%	10,267,500

	Semiconductor Capital Equipment
1,950,000	Applied Materials Inc.		26,286,000
175,000	Lam Research Corp. θ		7,255,500
		6.7%	33,541,500
	Semiconductors
10,000	Altera Corp.		354,700
575,000	EZchip Semiconductor Ltd. θ, λ		13,874,750
775,000	Intel Corp.		16,933,750
		6.3%	31,163,200
	Software
175,000	Adobe Systems Inc. θ		7,614,250
275,000	Autodesk Inc. θ		11,341,000
275,000	Microsoft Corp.		7,867,750
200,000	VeriSign Inc. θ		9,456,000
		7.3%	36,279,000
	Telecommunications Equipment
1,625,000	Ciena Corp. θ		26,016,250
1,325,000	Finisar Corp. θ, λ		17,476,750
1,650,000	Harmonic Inc. θ		9,553,500
		10.6%	53,046,500
	Transportation
275,000	C.H. Robinson Inc.		16,351,500
500,000	Expeditors International of Washington Inc.		17,855,000
		6.9%	34,206,500
	Total investment in equities
	(cost $431,988,096)	98.7%	493,322,200

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
100,000	Albina Community Bank 0.20%, matures 01/15/2014		96,719
100,000	Carver Federal Savings Bank 0.25%, matures 02/18/2014		96,427
100,000	Community Bank of the Bay 0.40%, matures 07/15/2013		98,817
100,000	Eastern Bank 0.10%, matures 01/29/2014		96,647
100,000	Latino Community Credit Union 0.50%, matures 02/20/2014		96,405
100,000	Metro Bank 0.30%, matures 05/10/2013		99,540
100,000	Opportunities Credit Union 0.20%, matures 04/25/2013		99,694
100,000	Self-Help Credit Union 1.06%, matures 01/15/2014		96,809
100,000	Southern Bancorp Bank 0.35%, matures 01/15/2014		96,826
		0.2%	877,884
	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 04/15/2013		199,410
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2014		190,071
100,000	Vermont Community Loan Fund 1.00%, matures 10/15/2013		96,712
		0.1%	486,193
	Time Deposits
1,173,891	BBH Cash Management Service
	Wells Fargo, Grand Cayman	0.2%	1,173,891
	0.03%, due 04/01/2013

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
26,824,526	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	5.4%	26,824,526

	Total short-term securities
	(cost $29,362,494)	5.9%	29,362,494

	Total securities
	(cost $461,350,590)	104.6%	522,684,694

	Payable upon return of securities loaned	(5.4%)	(26,824,526)

	Other assets and liabilities - net	0.8%	3,812,008

	Total net assets	100.0%	499,672,176

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at March 31, 2013. The total value of the securities on loan at March 31, 2013 was $26,187,363.

	α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

The portfolio of investments as of March 31, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$432,825,998
Unrealized appreciation	$81,988,797
Unrealized depreciation	(21,492,595)

Net unrealized appreciation	$60,496,202

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends guidance on fair value measurements to clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements (e.g., to require entities to disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level III of the fair value hierarchy) and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For instance, the amendments clarify that premiums and discounts should only be applied if market participants would do so when pricing the asset or liability. Premiums and discounts related to the size of an entity’s holding (for example, a blockage factor) rather than as a characteristic of the asset or liability (for example, a control premium) is not permitted in a fair value measurement. The guidance also requires enhanced disclosures about fair value measurements, including, among other things, (a) for fair value measurements categorized within Level III of the fair value hierarchy, (1) quantitative information about the significant unobservable inputs used in the measurement, and (2) a description of the valuation processes used by the reporting entity, and (b) the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed). The Fund adopted this guidance on January 1, 2012. Such adoption did not have a material impact on the Fund’s 2012 financial statements.

The following table summarizes the portfolio's financial assets as of March 31, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$79,691,100	$-	$-	$79,691,100
Consumer Staples	12,184,500	-	-	12,184,500
Energy	11,360,000	-	-	11,360,000
Financials	85,627,100	-	-	85,627,100
Health Care	21,814,650	-	-	21,814,650
Industrials	48,589,900	-	-	48,589,900
Information Technology	223,626,950	-	-	223,626,950
Materials	5,430,000	-	-	5,430,000
Utilities	4,998,000	-	-	4,998,000
Short-Term Investments	27,998,417	-	1,364,077	29,362,494
Total	$521,320,617	$-	$1,364,077	$522,684,694

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2013:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2012	$1,384,196
Discounts/premiums amortization	(20,119)
Purchases	-
Sales	-
Balance as of March 31, 2013	$1,364,077

There were no significant transfers between Level 1 and Level 2. Additionally, there were no significant transfers in and/or out of Level 3.

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	March 31, 2013	Technique	Unobservable Input	Weighted Average

Certificates of Deposit	$877,884	Liquidity Discount	Discount for Lack of Marketability	4%

Community Development Loans	$486,193	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund's Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund's Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund's when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID-CAP FUND

Portfolio of Investments as of March 31, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Apparel
38,000	Coach Inc.	1.1%	1,899,620

	Chemicals
62,500	Compass Minerals International Inc.	2.9%	4,931,250

	Consulting Services
44,000	Teradata Corp. θ	1.5%	2,574,440

	Data Processing
76,000	Equifax Inc.		4,376,840
40,000	Fiserv Inc. θ		3,513,200
90,000	Paychex Inc.		3,156,300
		6.5%	11,046,340
	Financial Services
33,000	Capital One Financial Corp.		1,813,350
237,290	Charles Schwab Corp.		4,197,660
500,000	First Horizon National Corp.		5,340,000
140,000	SEI Investments Co.		4,039,000
		9.1%	15,390,010
	Food Products
38,500	McCormick & Co.		2,831,675
162,500	Sysco Corp.		5,715,125
		5.0%	8,546,800
	Health Care Products
95,000	DENTSPLY International Inc.	2.4%	4,029,900

	Industrial Manufacturing
112,500	Pentair Ltd.		5,934,375
76,000	Teleflex Inc.		6,422,760
		7.3%	12,357,135
	Insurance
35,000	Verisk Analytics Inc. θ	1.3%	2,157,050

	Media
36,000	Scripps Networks Interactive Inc.	1.4%	2,316,240

	Medical Equipment
117,000	Patterson Companies Inc.	2.6%	4,450,680

	Natural Gas
57,500	Energen Corp.		2,990,575
195,000	MDU Resources Group Inc.		4,873,050
145,000	Spectra Energy Corp.		4,458,750
		7.3%	12,322,375
	Oil & Gas
32,500	Concho Resources Inc. θ		3,166,475
122,200	Noble Corp.		4,661,930
		4.6%	7,828,405
	Pharmaceuticals
56,000	Valeant Pharmaceuticals International Inc. θ	2.5%	4,201,120

	Professional Services
152,917	Insperity Inc.		4,338,255
140,000	Iron Mountain Inc.		5,083,400
		5.6%	9,421,655
	Retail
20,950	Nordstrom Inc.	0.7%	1,157,069

	Semiconductor Capital Equipment
345,000	Applied Materials Inc.	2.7%	4,650,600

	Services
21,000	Ecolab Inc.	1.0%	1,683,780

	Software
65,000	Check Point Software Technologies Ltd. θ		3,054,350
120,000	Synopsys Inc. θ		4,305,600
		4.3%	7,359,950
	Telecommunications Equipment
65,000	Motorola Solutions Inc.	2.5%	4,161,950

	Telecommunications Provider
240,000	Shaw Communications Inc. λ	3.5%	5,932,800

	Transportation
90,000	C.H. Robinson Inc.		5,351,400
148,500	Expeditors International of Washington Inc.		5,302,935
		6.3%	10,654,335
	Utility & Power Distribution
113,590	AGL Resources Inc.		4,765,100
239,100	Questar Corp.		5,817,303
		6.3%	10,582,403
	Waste Management
155,000	Waste Management Inc.	3.6%	6,077,550

	Total investment in equities
	(cost $130,375,066)	92.0%	155,733,457

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
14,173,095	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 04/01/2013	8.4%	14,173,095

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
5,747,968	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	3.4%	5,747,968

	Total short-term securities
	(cost $19,921,063)	11.8%	19,921,063

	Total securities
	(cost $150,296,129)	103.8%	175,654,520

	Payable upon return of securities loaned	(3.4%)	(5,747,968)

	Other assets and liabilities - net	(0.4%)	(655,113)

	Total net assets	100.0%	169,251,439

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at March 31, 2013. The total value of the securities on loan at March 31, 2013 was $5,628,744.

The portfolio of investments as of March 31, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid-Cap Fund

Cost of long-term investments	$130,406,089
Unrealized appreciation	$26,149,458
Unrealized depreciation	(822,090)

Net unrealized appreciation	$25,327,368

The Parnassus Mid-Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends guidance on fair value measurements to clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements (e.g., to require entities to disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level III of the fair value hierarchy) and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For instance, the amendments clarify that premiums and discounts should only be applied if market participants would do so when pricing the asset or liability. Premiums and discounts related to the size of an entity’s holding (for example, a blockage factor) rather than as a characteristic of the asset or liability (for example, a control premium) is not permitted in a fair value measurement. The guidance also requires enhanced disclosures about fair value measurements, including, among other things, (a) for fair value measurements categorized within Level III of the fair value hierarchy, (1) quantitative information about the significant unobservable inputs used in the measurement, and (2) a description of the valuation processes used by the reporting entity, and (b) the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed). The Fund adopted this guidance on January 1, 2012. Such adoption did not have a material impact on the Fund's 2012 financial statements.

The following table summarizes the portfolio's financial assets as of March 31, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$11,305,729	$-	$-	$11,305,729
Consumer Staples	8,546,800	-	-	8,546,800
Energy	15,277,730	-	-	15,277,730
Financials	15,390,010	-	-	15,390,010
Health Care	19,104,460	-	-	19,104,460
Industrials	38,621,804	-	-	38,621,804
Information Technology	25,416,440	-	-	25,416,440
Materials	6,615,030	-	-	6,615,030
Utilities	15,455,454	-	-	15,455,454
Short-Term Investments	19,921,063	-	-	19,921,063
Total	$175,654,520	$-	$-	$175,654,520

PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of March 31, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Apparel
200,000	Hanesbrands Inc.	1.3%	9,112,000

	Auto Parts
1,000,000	Gentex Corp.	2.8%	20,010,000

	Biotechnology
1,750,000	InterMune Inc. θ, λ		15,837,500
300,000	Salix Pharmaceuticals Ltd. θ		15,354,000
		4.3%	31,191,500
	Building Materials
190,000	Simpson Manufacturing Co., Inc.	0.8%	5,815,900

	Chemicals
1,475,000	Calgon Carbon Corp. θ		26,697,500
265,000	Compass Minerals International Inc.		20,908,500
950,000	Intrepid Potash Inc. θ		17,822,000
		9.1%	65,428,000
	Financial Services
850,000	First American Financial Corp.		21,734,500
3,000,000	First Horizon National Corp.		32,040,000
850,000	Pinnacle Financial Partners Inc. θ		19,856,000
1,275,000	TCF Financial Corp. λ		19,074,000
		12.9%	92,704,500
	Health Care Products
125,000	Sirona Dental Systems Inc. θ	1.3%	9,216,250

	Health Care Services
1,150,000	VCA Antech Inc. θ	3.8%	27,013,500

	Home Builders
1,525,000	PulteGroup Inc. θ		30,866,000
375,000	Toll Brothers Inc. θ		12,840,000
		6.1%	43,706,000
	Industrial Manufacturing
100,000	Teleflex Inc.	1.2%	8,451,000

	Machinery
1,475,000	Blount International Inc. θ	2.7%	19,735,500

	Natural Gas
180,000	Energen Corp.		9,361,800
950,000	MDU Resources Group Inc.		23,740,500
		4.6%	33,102,300
	Networking Products
1,750,000	Riverbed Technology Inc. θ	3.6%	26,092,500

	Oil & Gas
575,000	Energy XXI (Bermuda) Ltd.		15,651,500
1,875,000	W&T Offshore Inc. λ		26,625,000
		5.9%	42,276,500
	Professional Services
700,000	Insperity Inc.		19,859,000
375,000	Iron Mountain Inc.		13,616,250
		4.6%	33,475,250
	Semiconductors
885,000	EZchip Semiconductor Ltd. θ, λ		21,355,050
3,200,000	PMC-Sierra Inc. θ		21,728,000
		6.0%	43,083,050
	Software
1,450,000	Checkpoint Systems Inc. θ		18,937,000
1,155,800	ClickSoftware Technologies Ltd. (ADR)		9,292,632
555,000	Compuware Corp. θ		6,937,500
325,000	VeriSign Inc. θ		15,366,000
		7.0%	50,533,132
	Telecommunications Equipment
2,900,000	Ceragon Networks Ltd. θ		12,528,000
2,000,000	Ciena Corp. θ, λ		32,020,000
2,050,000	Finisar Corp. θ, λ		27,039,500
4,875,000	Harmonic Inc. θ		28,226,250
		13.8%	99,813,750
	Transportation
1,520,100	UTi Worldwide Inc.	3.1%	22,011,048

	Utility & Power Distribution
275,000	AGL Resources Inc.		11,536,250
800,000	Questar Corp.		19,464,000
		4.2%	31,000,250
	Total investment in equities
	(cost $647,717,503)	99.1%	713,771,930

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
7,975,243	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 04/01/2013	1.1%	7,975,243

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
57,873,187	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	8.0%	57,873,187

	Total short-term securities
	(cost $65,848,430)	9.1%	65,848,430

	Total securities
	(cost $713,565,933)	108.2%	779,620,360

	Payable upon return of securities loaned	(8.0%)	(57,873,187)

	Other assets and liabilities - net	(0.2%)	(1,808,202)

	Total net assets	100.0%	719,938,971

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at March 31, 2013. The total value of the securities on loan at March 31, 2013 was $56,128,770.

The portfolio of investments as of March 31, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$647,857,383
Unrealized appreciation	$109,857,351
Unrealized depreciation	(43,942,804)

Net unrealized appreciation	$65,914,547

The Parnassus Small-Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends guidance on fair value measurements to clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements (e.g., to require entities to disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level III of the fair value hierarchy) and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For instance, the amendments clarify that premiums and discounts should only be applied if market participants would do so when pricing the asset or liability. Premiums and discounts related to the size of an entity’s holding (for example, a blockage factor) rather than as a characteristic of the asset or liability (for example, a control premium) is not permitted in a fair value measurement. The guidance also requires enhanced disclosures about fair value measurements, including, among other things, (a) for fair value measurements categorized within Level III of the fair value hierarchy, (1) quantitative information about the significant unobservable inputs used in the measurement, and (2) a description of the valuation processes used by the reporting entity, and (b) the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed). The Fund adopted this guidance on January 1, 2012. Such adoption did not have a material impact on the Fund's 2012 financial statements.

The following table summarizes the portfolio's financial assets as of March 31, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$72,828,000	$-	$-	$72,828,000
Energy	51,638,300	-	-	51,638,300
Financials	92,704,500	-	-	92,704,500
Health Care	75,872,250	-	-	75,872,250
Industrials	81,037,698	-	-	81,037,698
Information Technology	219,522,432	-	-	219,522,432
Materials	65,428,000	-	-	65,428,000
Utilities	54,740,750	-	-	54,740,750
Short-Term Investments	65,848,430	-	-	65,848,430
Total	$779,620,360	$-	$-	$779,620,360

PARNASSUS WORKPLACE FUND

Portfolio of Investments as of March 31, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Building Materials
200,000	Simpson Manufacturing Co., Inc.	1.9%	6,122,000

	Communications Equipment
150,000	QUALCOMM Inc.	3.1%	10,042,500

	Computer Peripherals
50,000	Seagate Technology	0.6%	1,828,000

	Consulting Services
25,000	Accenture PLC	0.6%	1,899,250

	Cosmetics & Personal Care
130,000	Procter & Gamble Co.	3.1%	10,017,800

	Electronic Components
1,000,000	Corning Inc.	4.1%	13,330,000

	Financial Services
300,000	Capital One Financial Corp.		16,485,000
750,000	Charles Schwab Corp.		13,267,500
1,200,000	First Horizon National Corp.		12,816,000
500,000	TCF Financial Corp.		7,480,000
325,000	Wells Fargo & Co.		12,021,750
		19.2%	62,070,250
	Food Products
280,000	Mondelez International Inc.		8,570,800
100,000	PepsiCo Inc.		7,911,000
		5.1%	16,481,800
	Industrial Manufacturing
17,500	3M Co.	0.6%	1,860,425

	Insurance
145,000	Cigna Corp.	2.8%	9,043,650

	Internet
4,000	Google Inc. θ	1.0%	3,176,120

	Machinery
70,000	Deere & Co.	1.9%	6,018,600

	Media
90,000	Scripps Networks Interactive Inc.	1.8%	5,790,600

	Natural Gas
325,000	MDU Resources Group Inc.	2.5%	8,121,750

	Networking Products
450,000	Cisco Systems Inc.		9,409,500
1,025,000	Riverbed Technology Inc. θ		15,282,750
		7.6%	24,692,250
	Pharmaceuticals
100,000	Gilead Sciences Inc. θ		4,893,000
120,000	Novartis AG (ADR)		8,548,800
		4.2%	13,441,800
	Professional Services
180,000	Insperity Inc.	1.6%	5,106,600

	Retail
150,000	Lowe's Cos., Inc.		5,688,000
150,000	Target Corp.		10,267,500
		4.9%	15,955,500
	Semiconductor Capital Equipment
1,200,000	Applied Materials Inc.	5.0%	16,176,000

	Semiconductors
100,000	Altera Corp.		3,547,000
625,000	Intel Corp.		13,656,250
		5.3%	17,203,250
	Software
150,000	Adobe Systems Inc. θ		6,526,500
280,000	Autodesk Inc. θ		11,547,200
40,000	Intuit Inc.		2,626,000
375,000	Microsoft Corp.		10,728,750
		9.7%	31,428,450
	Transportation
250,000	C.H. Robinson Inc.		14,865,000
400,000	Expeditors International of Washington Inc.		14,284,000
		9.0%	29,149,000
	Total investment in equities
	(cost $269,507,425)	95.6%	308,955,595

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
15,269,957	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 04/01/2013	4.7%	15,269,957

	Total short-term securities
	(cost $15,269,957)	4.7%	15,269,957

	Total securities
	(cost $284,777,382)	100.3%	324,225,552

	Other assets and liabilities - net	(0.3%)	(1,211,443)

	Total net assets	100.0%	323,014,109

	θ This security is non-income producing.

The portfolio of investments as of March 31, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$269,577,667
Unrealized appreciation	$44,243,008
Unrealized depreciation	(4,865,080)

Net unrealized appreciation	$39,377,928

The Parnassus Workplace Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends guidance on fair value measurements to clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements (e.g., to require entities to disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level III of the fair value hierarchy) and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For instance, the amendments clarify that premiums and discounts should only be applied if market participants would do so when pricing the asset or liability. Premiums and discounts related to the size of an entity’s holding (for example, a blockage factor) rather than as a characteristic of the asset or liability (for example, a control premium) is not permitted in a fair value measurement. The guidance also requires enhanced disclosures about fair value measurements, including, among other things, (a) for fair value measurements categorized within Level III of the fair value hierarchy, (1) quantitative information about the significant unobservable inputs used in the measurement, and (2) a description of the valuation processes used by the reporting entity, and (b) the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed). The Fund adopted this guidance on January 1, 2012. Such adoption did not have a material impact on the Fund's 2012 financial statements.

The following table summarizes the portfolio's financial assets as of March 31, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$21,746,100	$-	$-	$21,746,100
Consumer Staples	26,499,600	-	-	26,499,600
Financials	62,070,250	-	-	62,070,250
Health Care	22,485,450	-	-	22,485,450
Industrials	48,256,625	-	-	48,256,625
Information Technology	119,775,820	-	-	119,775,820
Utilities	8,121,750	-	-	8,121,750
Short-Term Investments	15,269,957	-	-	15,269,957
Total	$324,225,552	$-	$-	$324,225,552

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2013

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 10, 2013